ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 101.6%
	ASSET MANAGEMENT - 12.4%
18,580	Blackstone, Inc.(a)	$ 2,845,155
1,463,477	FTAI Infrastructure, Inc.(a)	13,698,145
		16,543,300
	DATA CENTER REIT - 11.0%
28,633	Digital Realty Trust, Inc.	4,633,678
11,292	Equinix, Inc.(a)	10,023,118
		14,656,796
	ELECTRICAL EQUIPMENT - 3.7%
19,481	GE Vernova, LLC(a),(b)	4,967,266

	FOOD - 2.9%
1,282,789	Cadiz, Inc.(a),(b)	3,886,851

	HEALTH CARE REIT - 7.9%
890,864	IQHQ Private Investment, Inc. 144A(b),(c),(d)	7,378,047
50,999	Ventas, Inc.	3,270,566
		10,648,613
	INDUSTRIAL REIT - 9.0%
110,042	Americold Realty Trust, Inc.(a)	3,110,887
42,269	Innovative Industrial Properties, Inc.(a)	5,689,407
64,561	Rexford Industrial Realty, Inc.	3,248,064
		12,048,358
	INFRASTRUCTURE REIT - 7.8%
44,830	American Tower Corporation(a)	10,425,665

	LEISURE FACILITIES & SERVICES - 10.8%
177,228	MGM Resorts International(a),(b)	6,927,843
78,710	Wynn Resorts Ltd.(a)	7,546,714
		14,474,557
	OFFICE REIT - 2.2%
24,518	Alexandria Real Estate Equities, Inc.	2,911,513

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 101.6% (Continued)
	OIL & GAS PRODUCERS - 4.2%
619,601	New Fortress Energy, Inc.(a)	$ 5,632,173

	RESIDENTIAL REIT - 5.3%
35,619	American Homes 4 Rent, Class A(a)	1,367,413
19,110	Equity LifeStyle Properties, Inc.(a)	1,363,307
66,060	Invitation Homes, Inc.(a)	2,329,276
15,694	Sun Communities, Inc.(a)	2,121,044
		7,181,040
	RETAIL REIT - 6.5%
131,473	Macerich Company (The)(a)	2,398,068
37,465	Simon Property Group, Inc.(a)	6,332,334
		8,730,402
	SELF-STORAGE REIT - 3.6%
28,640	CubeSmart	1,541,691
18,147	Extra Space Storage, Inc.(a)	3,269,908
		4,811,599
	SPECIALTY FINANCE - 3.3%
33,543	FTAI Aviation Ltd.	4,457,865

	SPECIALTY REIT - 4.3%
282,587	NewLake Capital Partners, Inc.	5,713,909

	TELECOMMUNICATIONS - 5.2%
492,500	DigitalBridge Group, Inc.(a)	6,959,025

	TRANSPORTATION & LOGISTICS - 1.5%
15,903	Kirby Corporation(b)	1,947,004

	TOTAL COMMON STOCKS (Cost $124,830,044)	135,995,936

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 4.5%
	FOOD — 0.0%(e)
2,000	Cadiz, Inc.	8.8750	Perpetual	$ 30,880

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
24,022	Digital Realty Trust, Inc. - Series L	5.2000	Perpetual	570,764
7,159	EPR Properties - Series C	5.7500	Perpetual	160,433
7,078	EPR Properties - Series G	5.7500	Perpetual	162,723
12,285	Global Net Lease, Inc. - Series A	7.2500	Perpetual	281,941
1,041	Innovative Industrial Properties, Inc. - Series A	9.0000	Perpetual	27,149
1,083	Mid-America Apartment Communities, Inc. - Series I	8.5000	Perpetual	64,373
15,983	Pebblebrook Hotel Trust - Series G	6.3750	Perpetual	352,905
7,307	Pebblebrook Hotel Trust - Series E	6.3750	Perpetual	160,096
592	Simon Property Group, Inc. - Series J	8.3750	Perpetual	37,888
				1,818,272
	SPECIALTY FINANCE — 1.6%
27,280	Annaly Capital Management, Inc. - Series G	9.7638	Perpetual	686,364
20,000	FTAI Aviation Ltd.	8.0000	Perpetual	514,000
3,000	FTAI Aviation Ltd. - Series D	9.5000	Perpetual	78,330
10,000	FTAI Aviation Ltd. Investors, LLC Series A	8.2500	Perpetual	255,100
6,084	FTAI Aviation Ltd. Investors, LLC Series C	8.2500	Perpetual	156,055
17,941	MFA Financial, Inc. - Series B	7.5000	Perpetual	412,643
				2,102,492
	TELECOMMUNICATIONS — 1.5%
26,505	DigitalBridge Group, Inc. - Series J	7.1250	Perpetual	680,118
30,000	DigitalBridge Group, Inc. - Series I(a)	7.1500	Perpetual	770,100
23,735	DigitalBridge Group, Inc. - Series H	7.1250	Perpetual	608,803
				2,059,021
	TOTAL PREFERRED STOCKS (Cost $5,030,604)			6,010,665

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS - 2.2%
2,933,442	First American Government Obligations Fund, Class X, 4.82% (Cost $2,933,442)(f)	$ 2,933,442

	TOTAL INVESTMENTS - 108.3% (Cost $132,794,090)	$ 144,940,043
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3)%	(11,139,050)
	NET ASSETS - 100.0%	$ 133,800,993

LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a) (b)	All or a portion of this security is held as collateral for the margin loan. Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $7,378,047 or 5.5% of net assets.
(d)	Level 3 securities, fair value under procedures established by the Board of Trustees. The total fair value of these securities as of September 30, 2024 was $7,378,047, representing 5.50% of net assets and is illiquid.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2024.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
September 30, 2024

Shares		Fair Value
COMMON STOCKS — (1.4)%
OFFICE REIT - (1.4)%
(377,668)	Paramount Group, Inc.	$ (1,858,127)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,584,986)	$ (1,858,127)